Related Party Transactions (Details) - USD ($)					1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 04, 2021	Feb. 28, 2021	Feb. 04, 2021	Jan. 13, 2021	Feb. 28, 2021	Dec. 31, 2019	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 09, 2021
Related Party Transactions (Details) [Line Items]
Stock split, description			On February 4, 2021, the Sponsor transferred an aggregate 90,000 Founder Shares to the Company’s independent directors, resulting in the Sponsor holding 5,660,000 Founder Shares. On March 4, 2021, the Company effected a 1.125-for-1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 Founder Shares issued and outstanding, 6,378,750of which were held by the Sponsor. On November 22, 2021, the Sponsor transferred 30,000 Founder Shares to a newly appointed independent director of the Company, resulting in the Sponsor holding 6,348,750 Founder Shares. The aggregate value of the 120,000 Founder Shares transferred to the independent directors will be recorded as compensation expense at the time of a Business Combination. The initial grant was deemed de minimis and the second grant in November 2021 is estimated at $9.79 per share, approximately $300,000. The Founder Shares included an aggregate of up to 843,750 shares subject to forfeiture.
Related Party advance on financing									$ 4,750,000
Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Total amount of loans issued to related party for settlement of liability									4,750,000
Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Incurred fees											$ 100,000
Additional loans							$ 1,500,000		1,500,000
Price per warrant (in Dollars per share)												$ 1.5
Convertible promissory note							0		0
Working capital loan amount							1,500,000		1,500,000		1,500,000
Related party payables outstanding							439,279		439,279		50,320
Stock split, description	On March 4, 2021, the Company effected a 1.125 for 1 stock split of its Class B common stock, resulting in an aggregate of 6,468,750 Founder Shares issued and outstanding.
Outstanding Promissory Note													$ 149,476
Other Expenses											$ 100,000
Stock split, description											Each Public Warrant entitles the holder to purchase one share of the Company’s Class A common stock at an exercise price of $11.50 per whole share
Service fee payable									0		$ 0
Total amount of loans issued to related party for settlement of liability										$ 149,476	149,476
Related Party advance on financing										149,476	149,476
Common Class B [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued to sponsor (in Shares)				5,750,000
Vice President [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Monthly payment for assisting company									10,000		$ 10,000
Administrative Services Agreement [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Incurred fees							$ 30,000	$ 30,000	$ 90,000	70,000
Private Placement Warrants [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)							$ 1.5		$ 1.5		$ 1.5
Services Agreement [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Incurred fees							$ 30,000	$ 30,000	$ 90,000	$ 70,000
Sponsor [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Monthly payment for office space, administrative and support services	$ 10,000
Payment to cover offering costs				$ 25,000
Sponsor [Member] | Common Class B [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Number of common stock issued to sponsor (in Shares)				5,750,000
Sponsor [Member] | Founder Shares [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Number of shares forfeiture by sponsor (in Shares)	843,750
Percentage of issued and outstanding shares	20.00%
Exceptions not to transfer, assign or sell of founder shares, description											The Sponsor has agreed, subject to certain limited exceptions, not to transfer, assign or sell any of the Founder Shares until (i) with respect to 50% of such shares, for a period ending on the earlier of the one-year anniversary of the date of the consummation of a Business Combination and the date on which the closing price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period following the consummation of a Business Combination and (ii) with respect to the remaining 50% of such shares, for a period ending on the one-year anniversary of the date of the consummation of a Business Combination, or, in either case, earlier if, subsequent to a Business Combination, the Company consummates a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Sam Zaid and Stockholder [Member] | Chief Executive Officer And Board [Member]
Related Party Transactions (Details) [Line Items]
Amount received from related party						$ 3,500,000
Sam Zaid and Stockholder [Member] | Chief Executive Officer And Board [Member] | Promissory Note Agreement [Member]
Related Party Transactions (Details) [Line Items]
Non cash exercise of options to purchase common stock related party transaction		10,446,654			10,446,645
Multiple Parties Including Family Member of Management [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Total amount of loans issued to related party for settlement of liability									31,800,000
Related party Financing [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Related Party advance on financing									4,750,000
Family Member Of Management [Member] | Bridge Loans [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount							10,000,000		10,000,000
Promissory Note [Member] | Interprivate II Acquisition Crop [Member]
Related Party Transactions (Details) [Line Items]
Aggregate principal amount				$ 300,000			$ 1,500,000		$ 1,500,000